Net interest income and other net income from fair value changes on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Interest And Other Income From Fair Value Changes By Segments [Table]
Other net income from financial instruments measured at fair value through profit or loss	$ 5,850	$ 6,960	$ 6,842
of which: net gains / (losses) from financial liabilities designated at fair value	(6,582)	1,509	(8,748)
Net income from financial instruments measured at fair value through profit or loss	7,281	8,259	7,853
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	6,488	6,690	8,008
Interest income from securities financing transactions	513	862	2,005
Interest income from other financial instruments measured at amortized cost	284	335	364
Interest income from debt instruments measured at fair value through other comprehensive income	115	101	120
Interest income from derivative instruments designated as cash flow hedges	1,133	822	188
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	8,533	8,810	10,684
Interest expense on loans and deposits	523	1,031	2,634
Interest expense on securities financing transactions	1,102	870	1,152
Interest expense on debt issued	1,533	2,237	3,285
Interest expense on lease liabilities	102	110	122
Total interest expense from financial instruments measured at amortized cost	3,259	4,247	7,194
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	5,274	4,563	3,490
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income from financial instruments measured at fair value through profit or loss	1,431	1,299	1,011
Net interest income	6,705	5,862	4,501
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	(2,068)	(72)	(1,830)
Net gains / (losses) on financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading	2,068	72	1,830
UBS AG [Member]
Net Interest And Other Income From Fair Value Changes By Segments [Table]
Other net income from financial instruments measured at fair value through profit or loss	5,844	6,930	6,833
of which: net gains / (losses) from financial liabilities designated at fair value	(6,457)	1,625	(8,748)
Net income from financial instruments measured at fair value through profit or loss	7,281	8,235	7,848
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits	6,489	6,696	8,026
Interest income from securities financing transactions	513	862	2,005
Interest income from other financial instruments measured at amortized cost	284	335	364
Interest income from debt instruments measured at fair value through other comprehensive income	115	101	120
Interest income from derivative instruments designated as cash flow hedges	1,133	822	188
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	8,534	8,816	10,703
Interest expense on loans and deposits	1,655	2,440	4,541
Interest expense on securities financing transactions	1,102	870	1,152
Interest expense on debt issued	512	918	1,491
Interest expense on lease liabilities	98	105	118
Total interest expense from financial instruments measured at amortized cost	3,366	4,333	7,303
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	5,168	4,483	3,400
Net Interest Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Abstract]
Net interest income from financial instruments measured at fair value through profit or loss	1,437	1,305	1,015
Net interest income	6,605	5,788	4,415
Net gains / (losses) on financial liabilities related to unit-linked investment contracts, which are designated at fair value through profit of loss	(2,068)	(72)	(1,830)
Net gains / (losses) on financial assets for unit-linked investment contracts that are mandatorily measured at fair value through profit or loss not held for trading	$ 2,068	$ 72	$ 1,830